Equity - Summary of Financial Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Current assets	$ 53,675	$ 56,822
Current liabilities	44,044	19,041
Non-current assets	53,528	58,033
Non-current liabilities	4,086	7,067
Summarized statement of comprehensive income
Net income for the year	61,840	60,938	$ 44,464
Total comprehensive income	58,066	57,297	40,508
Summarized cash flows
Cash flows from operating activities	52,695	44,467	39,518
Cash flows from investing activities	23,511	11,254	7,806
Cash flows from financing activities	(66,239)	(53,772)	(48,009)
Effects of exchange rate changes on cash and cash equivalents	(35)	(175)	(293)
Increase/(decrease) in cash and cash equivalents	9,932	1,774	(978)
Patria Investimentos Ltd [Member]
Statement of financial position [abstract]
Current assets	12,709	17,617
Current liabilities	10,530	11,429
Current net assets	2,179	6,188
Non-current assets	6,748	35,344
Non-current liabilities	942	8,348
Non-current net assets	5,806	26,996
Net assets	7,985	33,184
Summarized statement of comprehensive income
Revenue	29,857	41,231	34,062
Net income for the year	1,962	4,896	1,623
Total comprehensive income	1,962	4,896	1,623
Dividends paid to NCI	(3,552)	(1,003)	(1,814)
Summarized cash flows
Cash flows from operating activities	7,188	4,314	5,053
Cash flows from investing activities	1,652	(238)	(746)
Cash flows from financing activities	(8,833)	(2,521)	(1,814)
Effects of exchange rate changes on cash and cash equivalents	(33)	(141)	(216)
Increase/(decrease) in cash and cash equivalents	$ (26)	$ 1,414	$ 2,277